TAXES ON INCOME (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Tax Credit Carryforward [Line Items]
Corporate tax rate	23.00%	23.00%	23.00%
Provision for unrecognized tax positions	$ 234	$ 220	$ 0	$ 0
Interest and penalties related to unrecognized tax benefits	9
Accrued interest and penalties	8
Israeli [Member]
Tax Credit Carryforward [Line Items]
Net operating loss carry forwards	$ 19,261	$ 15,114